Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities
Other Current Liabilities

Note 16. Other Current Liabilities

	December 31,	December 31,
	2018	2019
	(in thousands)

Accrued payroll and related expenses	$10,009	9,522
Accrued mask, mold fees and other expenses for RD	9,935	9,263
Payable for purchases of building and equipment	5,611	2,298
Accrued software maintenance	1,921	2,275
Allowance for sales discounts	494	896
Accrued insurance, welfare expenses, professional fee	13,810	15,854
	$41,780	40,108

The activity in the sales discounts is as follows:

Allowance for sales discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2017	$1,536	8,720	(9,053)	1,203
Year 2018	$1,203	1,855	(2,564)	494
Year 2019	$494	6,448	(6,046)	896